Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	2020	2019
Telemedicine equipment	$9,249	$6,435
Software	1,386	1,358
Work in progress	115	234
Computer equipment	779	757
Furniture and fixtures	328	328
Leasehold improvements	568	568
	$12,425	$9,680
Less accumulated depreciation	(8,333)	(7,293)
Total	$4,092	$2,387